Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2021
Critical Accounting Estimates and Judgments [Abstract]
Critical accounting estimates and judgments	Critical accounting estimates and judgments
The Group’s accounts are prepared on a going concern basis. The preparation of the consolidated financial statements in conformity with IFRS requires that management and the Board of Directors make estimates and assumptions which affect the amounts of the assets and liabilities, contingent liabilities, as well as the income and expenses reported in the consolidated financial statements. These estimates take into consideration historic experience as well as developments in the economic circumstances and are further based on management’s best knowledge of current events and actions that the Group may undertake in the future. These circumstances include also the possible impacts of the COVID-19 pandemic.
These estimates are subject to risks and uncertainties. The actual results can deviate from these estimates. The estimates and assumptions identified by the Group, which have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities in a future period or have a significant effect on reported results, are discussed below:
Revenue
Fluctuation in revenues is common to biopharmaceutical companies focused on research and development as the revenues are often linked to up-front fees, reservation fees, milestones or license payments as well as income for delivery of drug substance, which occur sporadically. Depending on the complexity of the relevant agreements, judgment (for instance in regards to the performance obligations recognized using the cost based method, where revenue is recognized based on costs incurred in relation to the Group’s estimate of total estimated costs to complete satisfaction of the underlying performance obligations) is required to reflect the substance of the arrangement in the recognition of revenues. Under the cost-based method, the Group’s estimate of total costs to be incurred under certain agreements is for example, based on actual project-related contracts and history of similar contracts of other collaborations as well as industry experience. The Group is required to evaluate whether any changes in operational and/or technical collaboration and project requirements could lead to a change in the timing and/or amount of estimated project costs, and how such changes, if any, impact the recognition of revenue. Other revenue related judgments with regard to the determination of performance obligations under reservation agreements relate to assumptions on future production costs and market prices. More information on revenue recognition is provided in the respective accounting policy. Additional information related to the Group’s significant revenue agreements is disclosed in note 5.